N-2	Jun. 23, 2023
Cover [Abstract]
Entity Central Index Key	0001083301
Amendment Flag	false
Securities Act File Number	001-41163
Document Type	8-K
Entity Registrant Name	TERAWULF INC.
Entity Address, Address Line One	9 Federal Street
Entity Address, City or Town	Easton
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21601
City Area Code	410
Local Phone Number	770-9500
Entity Emerging Growth Company	false